Note 8 - Loan Receivable (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	As of December 31,
	2014	2015	Interest rate	Period
A(i)	$10,295,800	$-	1.5% per month	October 9, 2013 to October 20, 2014
	$10,295,800	$-	19-21% per annum	October 21, 2014 to December 31, 2014

Allowance for Credit Losses on Financing Receivables [Table Text Block]
	December 31,
	2014	2015
Beginning balance	$10,333,120	$10,295,800
Collection	-	(9,807,585)
Exchange difference	(37,320)	(488,215)
Ending balance	$10,295,800	$-